Investment Risks	Apr. 30, 2025
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Alternative Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in non-traditional investments such as commodities, or following risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, systematic or other tactical investment strategies, may involve complex securities types or transactions and extensive short positions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with the strategies.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Growth/Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Foreign Currency Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Foreign Currency Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Inflation-Indexed Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Real Estate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Smaller Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.